Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Crude oil	$ 4,543	$ 4,150
Oil products	2,405	2,758
Intermediate products	611	610
Natural gas and Liquefied Natural Gas (LNG)	150	122
Biofuels	25	150
Fertilizers	41	78
Total products	7,775	7,868
Materials, supplies and others	1,159	1,119
Total	$ 8,934	$ 8,987